OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Results by segment

			Defense
	Civil Aviation		and Security			Total
	2024	2023	2024	2023	2024	2023
External revenue	$2,435.8	$2,166.4	$1,847.0	$1,844.2	$4,282.8	$4,010.6
Depreciation and amortization	272.0	243.4	96.7	86.8	368.7	330.2
Share of after-tax profit of equity accounted investees	60.8	47.0	11.4	6.2	72.2	53.2
Operating income (loss)	442.0	430.3	(627.4)	35.7	(185.4)	466.0
Adjusted segment operating income	548.9	485.3	0.8	53.1	549.7	538.4

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security			Total
	2024	2023	2024	2023	2024	2023
Operating income (loss)	$442.0	$430.3	$(627.4)	$35.7	$(185.4)	$466.0
Restructuring, integration and acquisition costs (Note 6)	106.9	52.0	24.5	10.6	131.4	62.6
Impairments and other gains and losses arising from
significant strategic transactions or specific events:
Impairment of goodwill (Note 14)	—	—	568.0	—	568.0	—
Impairment of technology and other non-financial assets (Note 5)	—	—	35.7	—	35.7	—
Impairment reversal of non-financial assets following
their repurposing and optimization (Note 6)	—	3.0	—	6.8	—	9.8
Adjusted segment operating income	$548.9	$485.3	$0.8	$53.1	$549.7	$538.4

Capital expenditures by segment, which consist of property, plant and equipment expenditures and intangible assets expenditures (excluding those acquired in business combinations), are as follows:

	2024	2023
Civil Aviation	$335.3	$329.2
Defense and Security	128.7	53.6
Discontinued operations (Note 2)	13.7	12.4
Total capital expenditures	$477.7	$395.2

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2024	2023
Assets employed
Civil Aviation	$6,131.8	$5,852.4
Defense and Security	2,869.3	3,436.2
Assets not included in assets employed by segment	833.0	1,147.9
Total assets	$9,834.1	$10,436.5
Liabilities employed
Civil Aviation	$1,260.1	$1,142.0
Defense and Security	828.1	871.2
Liabilities not included in liabilities employed by segment	3,443.3	3,834.4
Total liabilities	$5,531.5	$5,847.6

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2024	2023
Products	$1,495.3	$1,396.3
Training, software and services	2,787.5	2,614.3
Total external revenue	$4,282.8	$4,010.6

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2024	2023
External revenue
Canada	$460.7	$361.2
United States	2,076.3	2,059.5
United Kingdom	271.1	251.1
Rest of Americas	98.8	86.1
Europe	645.1	559.7
Asia	566.1	603.7
Oceania and Africa	164.7	89.3
	$4,282.8	$4,010.6

	2024	2023
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets
Canada	$1,527.7	$1,641.2
United States	3,623.5	4,049.8
United Kingdom	360.5	383.9
Rest of Americas	201.9	180.8
Europe	985.5	982.4
Asia	532.0	519.8
Oceania and Africa	108.9	112.5
	$7,340.0	$7,870.4